CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income/(loss)		$ 486,100,000		$ 534,700,000	$ 51,100,000
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization		(1,000,000.0)		11,000,000.0	43,300,000
Impairment of lease assets		0		0	(6,700,000)
Amortization of right-of-use operating lease assets		9,900,000		10,700,000	10,100,000
Interest on operating lease liabilities		4,100,000		4,500,000	5,400,000
Realized and unrealized investment gains		(52,600,000)		(75,900,000)	(5,000,000.0)
Realized and unrealized investment losses	[1]	102,100,000		61,400,000	182,600,000
Deferred tax expense/(benefit)		(88,600,000)		(197,700,000)	(104,600,000)
Net realized and unrealized investment foreign exchange losses/(gains)		11,200,000		(5,300,000)	15,900,000
Net change from current period hedged transactions		(6,500,000)		(14,000,000.0)	15,400,000
Unrealized (gain)/loss on real estate fund in net investment income		6,100,000		17,900,000	(14,500,000)
Increase (Decrease) in Operating Capital [Abstract]
Reserve for losses and loss adjustment expenses		312,000,000.0		99,700,000	99,100,000
Unearned premiums		219,500,000		(31,200,000)	345,200,000
Unpaid losses recoverable from reinsurers		405,800,000		319,900,000	(1,599,600,000)
Ceded unearned premiums		(168,200,000)		3,800,000	(141,200,000)
Deferred acquisition costs		(25,900,000)		22,800,000	(28,200,000)
Reinsurance premiums payable		(515,500,000)		(563,500,000)	1,404,400,000
Underwriting premiums receivable		(181,700,000)		47,100,000	(177,800,000)
Income tax payable and refundable		(3,000,000.0)		3,500,000	(1,300,000)
Accrued expenses and other payables		22,400,000		13,200,000	(87,000,000.0)
Derivative assets and derivative liabilities		38,400,000		15,400,000	(21,700,000)
Operating lease liabilities		(15,900,000)		(15,500,000)	(15,500,000)
Other (1)		(3,800,000)		62,200,000	(24,400,000)
Net cash provided by/(used in) operating activities		554,900,000		324,700,000	(55,000,000.0)
Cash flows from investing activities:
(Purchases) of fixed income securities — Available for sale		(2,468,500,000)		(1,554,800,000)	(1,613,900,000)
(Purchases) of fixed income securities — Trading		(544,600,000)		(418,500,000)	(724,600,000)
Proceeds from sales and maturities of fixed income securities — Available for sale		1,872,700,000		1,326,700,000	2,212,500,000
Proceeds from sales and maturities of fixed income securities — Trading		850,100,000		474,000,000.0	293,600,000
Net proceeds from catastrophe bonds — Trading		500,000		1,500,000	500,000
(Purchases) of short-term investments — Available for sale		(334,700,000)		(265,900,000)	(55,900,000)
Proceeds from sale of short-term investments — Available for sale		167,000,000.0		231,000,000.0	13,600,000
(Purchases) of short-term investments — Trading		(5,700,000)		(15,100,000)	(7,000,000.0)
Proceeds from sale of short-term investments — Trading		6,700,000		19,500,000	2,600,000
(Purchases) of privately-held investments - Available for sale		(10,000,000.0)		(14,700,000)	0
(Purchases) of privately-held investments — Trading		(57,000,000.0)		(99,000,000.0)	(377,900,000)
Proceeds from sale of privately-held investments — Trading		195,400,000		136,900,000	147,400,000
Net change in receivable/(payable) for securities sold/(purchased)		16,800,000		19,900,000	(31,800,000)
(Purchases) of other investments		(32,500,000)		(9,300,000)	(62,500,000)
Net proceeds from sales of other investments		8,500,000		4,900,000	5,900,000
Net (purchases)/sales of fixed assets		17,500,000		8,900,000	(3,000,000.0)
Net (purchases) of investments, equity method		0		(400,000)	(2,000,000.0)
Net cash (used in) investing activities		(352,800,000)		(172,200,000)	(196,500,000)
Cash flows from financing activities:
Repayments of Short-Term Debt		0		(300,000,000.0)	0
Proceeds from term loan facility		0		300,000,000.0	0
Redemption of preference shares (1)		(275,000,000.0)	[2]	0	0
Preference share issuance		217,000,000.0		0	0
Payments of Ordinary Dividends, Common Stock		195,000,000.0		40,300,000	40,000,000.0
Dividends paid on preference shares		(54,900,000)		(49,900,000)	(44,600,000)
Net cash (used in) financing activities		(307,900,000)		(90,200,000)	(84,600,000)
Effect of exchange rate movements on cash and cash equivalents		(8,100,000)		6,600,000	(18,800,000)
(Decrease)/Increase in cash and cash equivalents		(113,900,000)		68,900,000	(354,900,000)
Cash and cash equivalents at beginning of period		1,028,100,000		959,200,000	1,314,100,000
Cash and cash equivalents at end of period (2)		914,200,000		1,028,100,000	959,200,000
Supplemental disclosure of cash flow information:
Income taxes paid		69,000,000.0		60,900,000	29,100,000
Interest paid on long-term debt		$ 20,500,000		$ 15,600,000	$ 14,300,000

[1]	Realized and unrealized investments gains includes gains of $2.5 million on related party investments (2023 — gains of $8.7 million, 2022 — loss of $0.4 million).
[2]	On January 1, 2025, the Company redeemed all 11,000,000 shares of its issued and outstanding 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares. The redemption price was paid on January 2, 2025. To facilitate this redemption, the funds of $275.0 million were transferred to a third party transfer agent on December 30, 2024 and are included in other assets in the consolidated balance sheet. The cash flow has been included under financing activities above. For further details, refer to Note 26, “Subsequent Events”.